Summary of Significant Accounting Policies - Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Cash flows from operating activities:
Change in investors’ deposit
Net cash used in operating activities	¥ 71,467	$ 9,977	¥ 57,734		¥ (25,363)	(25,363)
Net decrease in cash and cash equivalents, and restricted cash	(269,821)	(37,666)	205,053		(30,349)	(30,349)
Cash and cash equivalents and restricted cash at beginning of year	370,396	51,705	164,470	$ 164,470	194,259	194,259
Cash and cash equivalents and restricted cash at the end of the year	¥ 105,315	$ 14,701	¥ 370,396	51,705	¥ 164,470	164,470
As reported [Member]
Cash flows from operating activities:
Change in investors’ deposit						(110,538)
Net cash used in operating activities						(135,901)
Net decrease in cash and cash equivalents, and restricted cash						(140,887)
Cash and cash equivalents and restricted cash at beginning of year				172,728		313,055
Cash and cash equivalents and restricted cash at the end of the year						172,728
Adjustment [Member]
Cash flows from operating activities:
Change in investors’ deposit						110,538
Net cash used in operating activities						110,538
Net decrease in cash and cash equivalents, and restricted cash						110,538
Cash and cash equivalents and restricted cash at beginning of year				$ (8,258)		(118,796)
Cash and cash equivalents and restricted cash at the end of the year						$ (8,258)